Income Taxes (Details) - Schedule of Consolidated Statements of Income and Comprehensive Income of Reconciliation for Income Taxes - USD ($)	6 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Income before taxes	$ 1,595,461		$ (9,150)
PRC EIT tax rates	15.00%	10.00%	15.00%
Tax at the PRC EIT tax rates	$ 239,319
Tax effect of R&D expenses deduction	(171,281)
Tax effect of non-deductible expenses	$ 23,097
Effect of income tax rate differences in jurisdictions other than the PRC (in Shares)	50,239
Current income tax expenses	$ 141,374	$ 150,862